RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
11.    RELATED PARTIES
The Company's commercial and financial transactions with the controlling shareholder and Companies owned by the controlling shareholder Suzano Holding S.A. ("Suzano Group") were carried out at specific prices and conditions, as well as the corporate governance practices adopted by the Company, and those recommended and/or required by the applicable legislation.
The transactions refers mainly to:
Assets: (i) accounts receivable from the sale of pulp, paper, tissue and other products; (ii) interest on shareholder’s capital and dividends receivable; (iii) reimbursement for expenses; and (iv) social services;
Liabilities: (i) loan agreements;(ii) reimbursement for expenses; (iii) social services; (iv) real estate consulting; and (v) interest on shareholder’s capital and dividends payable.
Amounts in the statements of income: (i) sale of pulp, paper, tissue and other products; (ii) loan charges and exchange variation; (iii) social services and (viii) real estate consulting.
For the year ended December 31, 2023, there were no material changes in the terms of the agreements, deals and transactions entered into, nor were there any new contracts, agreements or transactions of any different nature entered into between the Company and its related parties.
11.1.Balances recognized in assets and liabilities and amounts of transactions during the year

	Assets		Liabilities		Sales (purchases), net
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2021

Transactions with controlling shareholders
Management and related persons			(31,748)
Alden Fundo de Investimento em Ações			(30,428)
Controller			(193,883)
Suzano Holding S.A.	24	5	(363,520)		9	91	(2,621)
	24	5	(619,579)		9	91	(2,621)

Transactions with companies of the Suzano
Group and other related parties
Management (expect compensation – Note 11.2)	61			(5)	(906)	(47)	(422)
Bexma Participações Ltda		1			9	38	24
Bizma Investimentos Ltda		1			7	10	6
Civelec Participações Ltda	4,575				4,825
Fundação Arymax					3	4	2
Ibema Companhia Brasileira de Papel (1)	45,659	106,940	(1,023)	(3,705)	168,621	218,226	169,965
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	2	3		(66)	(5,549)	(4,603)	(4,399)
IPLF Holding S.A.		23			5	38	10
Mabex Representações e Participações Ltda.					(817)		(137)
Nemonorte Imóveis e Participações Ltda					(178)	(194)	(170)
	50,297	106,968	(1,023)	(3,776)	166,020	213,472	164,879
	50,321	106,973	(620,602)	(3,776)	166,029	213,563	162,258

Assets
Trade accounts receivable (Note 7)	45,650	99,608
Dividends receivable		7,334
Other assets	4,671	31
Liabilities
Trade accounts payable (Note 17)			(1,023)	(3,776)
Dividends and interest on own capital payable (2)			(619,579)
	50,321	106,973	(620,602)	(3,776)

(1)Refers mainly to the sale of pulp.
(2)The amount of R$619,579 refers to interest on own capital payable to the controlling shareholders and the amount of R$696,949 refers to other non-controlling shareholders, totaling R$1,316,528 (Note 1.2.7).
11.2.Management compensation
Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set out below:

	December 31, 2023	December 31, 2022	December 31, 2021

Short-term benefits
Salary or compensation	49,165	50,228	48,693
Direct and indirect benefits	2,286	1,099	880
Bonus	10,829	7,031	6,474
	62,280	58,358	56,047

Long-term benefits
Share-based compensation plan	42,130	36,390	46,306
	42,130	36,390	46,306
	104,410	94,748	102,353
Short-term benefits include fixed compensation (salaries and fees, vacation pay, mandatory bonus and “13th month’s salary” bonus), payroll charges (Company’s share of contributions to social security – “INSS”) and variable compensation such as profit sharing, bonuses and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).
Long-term benefits include the stock option plan and phantom shares for executives and key members of Management, in accordance with the specific regulations disclosed in Note 22.